UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

    INVESTMENT COMPANY ACT FILE NUMBERS 811-2860; 811-3967;
		     811-5690; 811-2107

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS FUND FOR INCOME, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2005

DATE OF REPORTING PERIOD:  DECEMBER 31, 2004

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows



Portfolio of Investments (unaudited)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
December 31, 2004
-------------------------------------------------------------------------------------------------------------------

 Principal                                                                                Interest
    Amount   Security                                                                         Rate*           Value
-------------------------------------------------------------------------------------------------------------------
             CORPORATE NOTES--52.1%
    $4,000M  Abbott Laboratories, 2/1/05 +                                                    2.23%      $3,992,318
     5,000M  American General Finance Corp., 2/4/05                                           2.31        4,989,088
     5,000M  Bristol-Myers Squibb Co., 1/5/05 +                                               2.33        4,998,704
             ChevronTexaco Funding Corp.:
     4,000M    1/7/05                                                                         2.25        3,998,499
     2,000M    1/11/05                                                                        2.25        1,998,750
     5,000M  Coca-Cola Co., 1/19/05                                                           2.16        4,994,589
     3,000M  Colgate-Palmolive Co., 1/18/05 +                                                 2.27        2,996,782
     2,000M  Exxon Capital Corp., 7/1/05                                                      2.08        2,038,598
     5,000M  Gannett Company, Inc., 1/4/05 +                                                  2.25        4,999,062
     5,000M  General Electric Capital Corp., 2/1/05                                           2.40        5,019,282
     1,700M  Gillette Co., 1/18/05 +                                                          2.23        1,698,209
     3,000M  Madison Gas & Electric Co., 1/25/05                                              2.30        2,995,399
     3,000M  Minnesota Mining & Manufacturing Co., 1/21/05                                    2.25        2,996,247
     5,000M  National Rural Utilities Cooperative Finance Corp., 1/12/05                      2.27        4,996,526
     5,500M  New Jersey Natural Gas Co., 1/26/05                                              2.30        5,491,213
     1,000M  New York Times Co., 3/15/05                                                      2.40        1,010,446
     4,000M  PepsiCo, Inc., 1/19/05 +                                                         2.25        3,995,496
     5,000M  Pfizer, Inc., 2.17%, 1/14/05 +                                                   2.17        4,996,072
             Procter & Gamble Co. :
     2,806M    1/14/05 +                                                                      2.29        2,803,677
     3,000M    1/28/05 +                                                                      2.30        2,994,821
     6,800M  Scott Paper Co. (Kimberly-Clark), 3/15/05                                        2.46        6,902,552
     1,715M  Sherwin-Williams Co., 1/13/05 +                                                  2.30        1,713,684
     5,000M  Toyota Motor Credit Corp., 1/18/05                                               2.23        4,994,725
     4,750M  Washington Gas Light Co., 1/14/05                                                2.30        4,746,054
-------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $92,360,793)                                                        92,360,793
-------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS--34.2%
             Fannie Mae:
       550M    10/21/05                                                                       2.85          546,525
       495M    11/14/05                                                                       2.85          492,038
     1,000M    12/15/05                                                                       2.88          995,143
     3,000M    2/3/05                                                                         2.20        2,993,950
     1,783M    2/4/05                                                                         1.87        1,779,826
     3,000M    2/4/05                                                                         2.18        2,993,823
     2,700M    2/14/05                                                                        1.38        2,700,000
     2,300M    5/3/05                                                                         1.36        2,300,000
     2,000M    5/9/05                                                                         1.65        1,998,956
     3,660M    5/16/05                                                                        1.36        3,658,864
     4,000M    5/23/05                                                                        1.75        4,000,000
       500M    7/14/05                                                                        2.28          497,939
       555M    7/22/05                                                                        2.30          547,768
             Federal Farm Credit Bank:
     1,850M    6/21/05                                                                        2.46        1,849,443
       250M    7/28/05                                                                        2.70          248,455
             Federal Home Loan Bank:
       670M    2/15/05                                                                        1.17          672,288
     2,700M    2/23/05                                                                        1.41        2,700,000
     2,000M    3/22/05                                                                        1.35        2,000,000
     2,000M    3/23/05                                                                        1.35        2,000,000
     3,000M    3/25/05                                                                        1.37        3,000,000
     2,000M    3/28/05                                                                        1.38        2,000,000
       955M    3/30/05                                                                        1.32          955,000
     1,000M    4/14/05                                                                        2.19          997,267
     2,500M    4/27/05                                                                        1.40        2,499,701
     2,000M    5/13/05                                                                        1.56        2,000,000
     2,000M    5/27/05                                                                        1.78        2,000,000
     1,200M    6/16/05                                                                        2.10        1,196,547
       500M    6/17/05                                                                        2.65          497,633
       500M    6/17/05                                                                        2.05          499,058
       500M    6/30/05                                                                        2.65          497,018
       750M    7/8/05                                                                         2.28          746,643
     1,500M    7/8/05                                                                         2.38        1,492,581
     1,000M    8/15/05                                                                        2.33        1,005,502
     1,000M    10/27/05                                                                       2.45          996,410
     1,850M    11/4/05                                                                        2.53        1,849,693
       625M    11/15/05                                                                       2.52          646,175
       750M    11/15/05                                                                       2.52          749,768
             Freddie Mac:
       700M    2/15/05                                                                        2.05          701,499
     1,000M    5/26/05                                                                        2.26          998,512
       300M    11/17/05                                                                       2.54          299,340
-------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $60,603,365)                                     60,603,365
-------------------------------------------------------------------------------------------------------------------
             FLOATING RATE NOTES--6.0%
     4,700M  Federal Farm Credit Bank, 9/1/05                                                 2.36        4,702,475
     3,000M  Federal Home Loan Bank, 10/5/05                                                  1.91        2,998,460
     3,000M  Merrill Lynch & Co., 1/31/05                                                     2.37        3,000,000
-------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $10,700,935)                                                    10,700,935
-------------------------------------------------------------------------------------------------------------------
             BANKERS' ACCEPTANCES--5.9%
             Bank of America, NA,:
     2,250M    1/10/05                                                                        2.12        2,248,803
     3,000M    1/10/05                                                                        2.15        2,998,383
     1,397M    1/21/05                                                                        2.00        1,395,684
             JPMorgan Chase & Co.:
     2,300M    1/3/05                                                                         2.22        2,299,716
     1,474M    2/28/05                                                                        2.25        1,468,641
-------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $10,411,227)                                                   10,411,227
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $174,076,320)**                                        98.2%           174,076,320
Other Assets, Less Liabilities                                                           1.8              3,170,116
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%          $177,246,436
===================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2004.

 + Security exempt from registration under Section 4(2) of the Securities
   Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At
   December 31, 2004, the Fund held ten Section 4(2) securities with an aggregate value of $35,188,825 representing 19.9% of the Fund's net assets.

** Aggregate cost for federal income tax purposes is the same.



Portfolio of Investments (unaudited)
FIRST INVESTORS GOVERNMENT FUND, INC.
December 31, 2004
-------------------------------------------------------------------------------------------------------------------

 Principal
    Amount   Security                                                                                         Value
-------------------------------------------------------------------------------------------------------------------
             MORTGAGE-BACKED CERTIFICATES--98.7%
             Fannie Mae--18.4%
   $27,558M    5.5%, 4/1/2033-7/1/2034                                                                  $28,026,126
     6,672M    6%, 9/1/2032                                                                               6,910,429
     1,248M    8%, 9/1/2027                                                                               1,377,034
-------------------------------------------------------------------------------------------------------------------
                                                                                                         36,313,589
-------------------------------------------------------------------------------------------------------------------
             Government National Mortgage Association
             I Program--77.9%
    10,234M    5%, 4/15/2034-1/20/2035                                                                   10,247,925
    37,577M    5.5%, 3/15/2033-9/15/2034                                                                 38,493,625
    44,339M    6%, 3/15/2031-11/15/2034                                                                  46,100,244
    33,873M    6.5%, 3/15/2028-7/15/2034                                                                 35,817,876
    12,231M    7%, 7/15/2027-4/15/2034                                                                   13,033,755
     6,590M    7.5%, 7/15/2023-6/15/2034                                                                  7,089,602
     2,559M    8%, 4/15/2030-6/15/2034                                                                    2,797,951
-------------------------------------------------------------------------------------------------------------------
                                                                                                        153,580,978
-------------------------------------------------------------------------------------------------------------------
             Government National Mortgage Association
             II Program--2.4%
     3,299M    7%, 6/20/2023-10/20/2029                                                                   3,504,956
     1,173M    7.5%, 12/20/2022-10/20/2023                                                                1,263,610
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,768,566
-------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $192,802,330)                                         194,663,133
-------------------------------------------------------------------------------------------------------------------
             SHORT-TERM U.S. GOVERNMENT
             OBLIGATIONS--1.2%
     2,300M  U.S. Treasury Bills, 1.25%, 1/13/05 (cost $2,299,042)                                        2,299,042
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $195,101,372)                                           99.9%          196,962,175
Other Assets, Less Liabilities                                                             .1               143,691
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%         $197,105,866
===================================================================================================================

At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $195,101,372. The gross unrealized appreciation and depreciation on securities was $2,218,104 and $357,301, respectively, with a net unrealized appreciation of $1,860,803.



Portfolio of Investments (unaudited)
FIRST INVESTORS INVESTMENT GRADE FUND
December 31, 2004
-------------------------------------------------------------------------------------------------------------------

 Principal
    Amount   Security                                                                                         Value
-------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS--79.9%
             Aerospace/Defense--2.3%
      $100M  Boeing Capital Corp., 4.75%, 2008                                                             $103,511
             Honeywell International, Inc.:
     1,500M    7.5%, 2010                                                                                 1,734,896
       975M    6.125%, 2011                                                                               1,075,400
             Precision Castparts Corp.:
       700M    8.75%, 2005                                                                                  707,362
       400M    5.60%, 2013                                                                                  408,586
       717M  TRW, Inc., 7.125%, 2009                                                                        787,548
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,817,303
-------------------------------------------------------------------------------------------------------------------
             Automotive--1.9%
     2,000M  DaimlerChrysler NA Holdings Corp., 8%, 2010                                                  2,314,206
       886M  Ford Motor Co., 8.9%, 2032                                                                   1,010,021
       500M  Lear Corp., 8.11%, 2009                                                                        567,603
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,891,830
-------------------------------------------------------------------------------------------------------------------
             Chemicals--.4%
       700M  Lubrizol Corp., 7.25%, 2025                                                                    766,011
-------------------------------------------------------------------------------------------------------------------
             Consumer Non Durable--2.3%
     1,800M  Colgate-Palmolive Co., 7.84%, 2007                                                           1,977,876
     1,350M  Procter & Gamble Co., 4.85%, 2015                                                            1,363,206
     1,415M  Unilever Capital Corp., 6.875%, 2005                                                         1,459,052
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,800,134
-------------------------------------------------------------------------------------------------------------------
             Energy--1.7%
       500M  Mobil Corp., 8.625%, 2021                                                                      695,971
       833M  Repsol International Finance BV, 7.45%, 2005                                                   852,486
       975M  Sunoco, Inc., 9.375%, 2016                                                                   1,046,196
       800M  Texaco Capital, Inc., 8.25%, 2006                                                              866,643
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,461,296
-------------------------------------------------------------------------------------------------------------------
             Financial--6.0%
       875M  American General Finance Corp., 8.125%, 2009                                                 1,012,316
             CIT Group Holdings, Inc.:
       300M    6.875%, 2009                                                                                 333,687
     1,900M    7.75%, 2012                                                                                2,252,237
             ERAC USA Finance Enterprise Co.:
     1,775M    7.35%, 2008 +                                                                              1,962,401
       520M    8%, 2011 +                                                                                   612,884
             General Electric Capital Corp.:
       850M    7.875%, 2006                                                                                 918,600
       700M    8.5%, 2008                                                                                   805,015
     1,000M    5.45%, 2013                                                                                1,057,181
     1,550M  General Motors Acceptance Corp., 7.75%, 2010                                                 1,665,376
     1,825M  Household Finance Corp., 6.5%, 2008                                                          1,986,529
-------------------------------------------------------------------------------------------------------------------
                                                                                                         12,606,226
-------------------------------------------------------------------------------------------------------------------
             Financial Services--12.3%
             Bank of America Corp.:
     1,067M    7.8%, 2010                                                                                 1,242,145
     1,225M    7.4%, 2011                                                                                 1,420,770
             Bank One Corp.:
     1,165M    7.6%, 2007                                                                                 1,268,058
       700M    7.875%, 2010                                                                                 817,439
       700M  Chase Manhattan Corp., 7.875%, 2010                                                            818,323
     1,750M  Comerica, 7.125%, 2013                                                                       1,935,931
     1,595M  Fifth Third Bank, 3.375%, 2008                                                               1,574,906
     1,200M  First Union National Bank, 7.8%, 2010                                                        1,410,991
     1,000M  Fleet Capital Trust II, 7.92%, 2026                                                          1,084,662
     1,500M  Florida Windstorm Underwriting Assoc., 7.125%, 2019 +                                        1,754,372
     1,200M  Greenpoint Bank, 9.25%, 2010                                                                 1,483,168
       775M  Huntington National Bank, 8%, 2010                                                             901,688
       795M  Manufacturers & Traders Trust Co., 8%, 2010                                                    943,942
     1,200M  National City Bank of Pennsylvania, 7.25%, 2011                                              1,394,756
       288M  NBD Bancorp, Inc., 7.125%, 2007                                                                310,766
     1,125M  Old National Bank, 6.75%, 2011                                                                1,263,492
     1,298M  Republic NY Corp., 7.75%, 2009                                                                1,479,088
     1,600M  Royal Bank of Scotland, 5%, 2014                                                              1,619,264
     1,825M  Washington Mutual, Inc., 8.25%, 2010                                                          2,137,451
-------------------------------------------------------------------------------------------------------------------
                                                                                                         24,861,212
-------------------------------------------------------------------------------------------------------------------
             Food/Beverage/Tobacco--3.5%
             Coca-Cola Enterprises, Inc.:
     1,050M    7.125%, 2009                                                                               1,187,958
       800M    7.125%, 2017                                                                                 948,525
     1,995M  Conagra Foods, Inc., 6.75%, 2011                                                             2,247,585
       700M  Hershey Foods Corp., 6.7%, 2005                                                                717,819
     1,000M  Pepsi Bottling Group, Inc., 7%, 2029                                                         1,208,995
       900M  Philip Morris Companies, Inc., 6.95%, 2006                                                     935,130
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,246,012
-------------------------------------------------------------------------------------------------------------------
             Food/Drug--2.6%
     1,550M  Delhaize America, Inc., 8.125%, 2011                                                         1,814,622
     1,600M  Kroger Co., 7%, 2018                                                                         1,843,237
             Safeway, Inc.:
       510M    7%, 2007                                                                                     550,538
       450M    9.3%, 2007                                                                                   495,454
       700M    6.5%, 2011                                                                                   767,607
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,471,458
-------------------------------------------------------------------------------------------------------------------
             Forest Products/Containers--2.7%
     1,690M  International Paper Co., 6.75%, 2011                                                         1,897,285
     1,725M  Sappi Papier Holding AG, 6.75%, 2012 +                                                       1,919,499
             Weyerhaeuser Co.:
     1,100M    7.25%, 2013                                                                                1,276,883
      545M     7.5%, 2013                                                                                   643,402
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,737,069
-------------------------------------------------------------------------------------------------------------------
             Gaming/Leisure--.8%
       750M  MGM Mirage, Inc., 8.5%, 2010                                                                   856,875
       750M  Park Place Entertainment Corp., 9.375%, 2007                                                   828,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,685,625
-------------------------------------------------------------------------------------------------------------------
             Health Care--2.8%
     1,880M  Becton, Dickinson & Co., 7.15%, 2009                                                         2,130,016
       900M  Columbia/HCA Healthcare, Inc., 7.5%, 2023                                                      915,935
     1,130M  Tenet Healthcare Corp., 6.375%, 2011                                                         1,053,725
     1,500M  Wyeth, 6.95%, 2011                                                                           1,691,093
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,790,769
-------------------------------------------------------------------------------------------------------------------
             Manufacturing--3.2%
       875M  Ingersoll-Rand Co., 9%, 2021                                                                 1,189,801
             Newell Rubbermaid, Inc.:
       775M    6.6%, 2006                                                                                   818,688
     1,600M    6.75%, 2012                                                                                1,825,736
             United Technologies Corp.:
       900M    6.5%, 2009                                                                                   992,445
     1,600M    7.125%, 2010                                                                               1,840,270
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,666,940
-------------------------------------------------------------------------------------------------------------------
             Media-Broadcasting--2.8%
             Comcast Cable Communications, Inc.:
     1,300M    8.375%, 2007                                                                               1,438,502
     1,350M    7.125%, 2013                                                                               1,566,576
       500M  Cox Communications, Inc., 5.5%, 2015                                                           498,151
     1,480M  Cox Enterprises, Inc., 8%, 2007 +                                                            1,592,635
       700M  PanAmSat Corp., 6.375%, 2008                                                                   726,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,822,114
-------------------------------------------------------------------------------------------------------------------
             Media-Diversified--4.0%
       750M  AOL Time Warner, Inc., 6.875%, 2012                                                            855,392
       500M  Houghton Mifflin Co., 7.2%, 2011                                                               530,000
             New York Times Co.:
       700M    7.625%, 2005                                                                                 706,562
       500M    6.95%, 2009                                                                                  560,945
     1,600M  News America, Inc., 7.3%, 2028                                                               1,838,830
     1,000M  Time Warner, Inc., 6.875%, 2018                                                              1,133,294
             Viacom, Inc.:
       775M    7.75%, 2005                                                                                  788,870
       500M    8.625%, 2012                                                                                 617,171
       360M    8.875%, 2014                                                                                 467,373
       900M  Walt Disney Co., 7.3%, 2005                                                                    903,864
-------------------------------------------------------------------------------------------------------------------
                                                                                                          8,402,301
-------------------------------------------------------------------------------------------------------------------
             Metals/Mining--2.4%
     1,300M  Alcoa, Inc., 6%, 2012                                                                        1,422,188
     1,846M  Hanson PLC, 7.875%, 2010                                                                     2,146,994
     1,350M  Thiokol Corp., 6.625%, 2008                                                                  1,460,511
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,029,693
-------------------------------------------------------------------------------------------------------------------
             Real Estate Investment Trusts--7.1%
     1,654M  Archstone-Smith Trust, 7.9%, 2016                                                            1,942,876
             AvalonBay Communities, Inc.:
     1,900M    7.5%, 2010                                                                                 2,189,252
       200M    6.625%, 2011                                                                                 221,647
     1,800M  Boston Properties, Inc., 5%, 2015                                                            1,758,809
     1,350M  Duke-Weeks Realty Corp., 7.75%, 2009                                                         1,546,880
             EOP Operating LP :
     1,705M    8.1%, 2010                                                                                 2,000,299
       150M    7.25%, 2018                                                                                  173,515
     1,900M  Mack-Cali Realty LP, 7.75%, 2011                                                             2,206,130
             Simon Property Group, Inc.:
     1,875M    7.875%, 2016 +                                                                             2,229,795
       425M    7.375%, 2018                                                                                 489,716
-------------------------------------------------------------------------------------------------------------------
                                                                                                         14,758,919
-------------------------------------------------------------------------------------------------------------------
             Retail - General Merchandise--4.8%
     1,750M  Federated Department Stores, Inc., 7.45%, 2017                                               2,060,307
       900M  Lowe's Companies, Inc., 8.25%, 2010                                                          1,080,488
     1,675M  RadioShack Corp., 7.375%, 2011                                                               1,906,195
             Target Corp.:
       235M    5.375%, 2009                                                                                 249,001
     1,620M    7.5%, 2010                                                                                 1,896,194
             Wal-Mart Stores, Inc.:
       850M    8%, 2006                                                                                     914,050
     1,800M    4.125%, 2011                                                                               1,808,878
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,915,113
-------------------------------------------------------------------------------------------------------------------
             Telecommunications--2.9%
     1,200M  Deutsche Telekom AG, 8.5%, 2010                                                              1,431,244
             GTE Corp.:
       909M    6.84%, 2018                                                                                1,007,903
       500M    7.9%, 2027                                                                                   547,274
       800M  New York Telephone Co., 6.125%, 2010                                                           849,774
     1,325M  Sprint Capital Corp., 6.375%, 2009                                                           1,440,351
       750M  Vodafone AirTouch PLC, 7.75%, 2010                                                             871,278
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,147,824
-------------------------------------------------------------------------------------------------------------------
             Transportation--4.6%
             Burlington Northern Santa Fe Corp.:
       725M    7.875%, 2007                                                                                 791,454
     1,125M    7.125%, 2010                                                                               1,286,299
       700M    6.75%, 2011                                                                                  792,418
       600M  Caliber System, Inc., 7.8%, 2006                                                               638,872
             Canadian National Railway Co.:
     1,015M    6.45%, 2006                                                                                1,058,215
       850M    7.375%, 2031                                                                               1,051,170
       650M  FedEx Corporation, 3.5%, 2009                                                                  637,050
       800M  Norfolk Southern Corp., 7.7%, 2017                                                             984,316
     1,700M  Union Pacific Corp., 7.375%, 2009                                                            1,921,835
       300M  Union Pacific Railroad, 7.28%, 2011                                                            349,244
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,510,873
-------------------------------------------------------------------------------------------------------------------
             Utilities--7.3%
       500M  Cogentrix Energy, Inc., 8.75%, 2008 +                                                          581,018
       700M  Columbia Energy Group, 6.8%, 2005                                                              721,677
             Consumers Energy Co.:
       735M    6.375%, 2008                                                                                 786,460
     1,500M    6.875%, 2018                                                                               1,738,353
     1,000M  DPL, Inc., 6.875%, 2011                                                                      1,097,132
     1,650M  Duke Capital Corp., 8%, 2019                                                                 2,018,212
     1,371M  Eastern Energy, 6.75%, 2006 +                                                                1,451,894
       795M  El Paso Energy Corp., 7.375%, 2012                                                             808,913
       500M  Entergy Gulf States, Inc., 6.2%, 2033                                                          501,734
       547M  Niagara Mohawk Holdings, Inc., 7.625%, 2005                                                    564,698
     1,200M  Nisource Finance Corp., 7.875%, 2010                                                         1,412,387
     1,350M  PP&L Capital Funding, Inc., 8.375%, 2007                                                     1,487,542
       775M  PSI Energy, Inc., 8.85%, 2022                                                                1,044,045
       900M  Wisconsin Power & Light, 7%, 2007                                                              965,705
-------------------------------------------------------------------------------------------------------------------
                                                                                                         15,179,770
-------------------------------------------------------------------------------------------------------------------
             Waste Management--1.5%
             Allied Waste NA, Inc.:
       750M    8.875%, 2008                                                                                 806,250
       500M    5.75%, 2011                                                                                  472,500
             Waste Management, Inc.:
     1,400M     6.875%, 2009                                                                              1,552,639
       300M     7.375%, 2010                                                                                344,275
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,175,664
-------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $160,764,467)                                                      165,744,156
-------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS--6.3%
             U.S. Treasury Notes:
     1,800M     5.875%, 2005                                                                              1,848,447
     3,500M     6.625%, 2007                                                                              3,776,857
     2,100M     5.625%, 2008                                                                              2,253,071
     1,300M     6%, 2009                                                                                  1,434,165
     3,300M     6.5%, 2010                                                                                3,737,121
-------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $13,260,969)                                            13,049,661
-------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS--3.3%
             Fannie Mae:
       500M    6%, 2012                                                                                     500,628
     1,600M    6.125%, 2012                                                                               1,780,310
     1,287M    5%, 2016                                                                                   1,244,407
             Freddie Mac:
     1,400M    4.6%, 2018                                                                                 1,324,446
       900M    5%, 2018                                                                                     851,996
     2,300M  Tennessee Valley Authority, 5.375%, 2008                                                     2,441,294
-------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $8,195,712)                                       8,143,081
-------------------------------------------------------------------------------------------------------------------
             PASS THROUGH CERTIFICATES--3.9%
             Real Estate--.7%
     1,281M  FDA Queens LP, 6.99%, 2017 +                                                                 1,430,918
-------------------------------------------------------------------------------------------------------------------
             Transportation--3.2%
       688M  American Airlines, Inc., 7.377%, 2019                                                          482,511
       446M  Canadian National Railway Co., 7.195%, 2016                                                    515,768
             Continental Airlines, Inc.:
       523M    6.748%, 2017                                                                                 427,151
     1,510M    8.388%, 2020                                                                               1,207,894
     1,239M  FedEx Corp., 7.5%, 2018                                                                      1,447,994
       702M  Northwest Airlines, Inc., 8.072%, 2019                                                         785,433
       943M  NWA Trust, 10.23%, 2012                                                                        872,702
       825M  Southwest Airlines Co., 6.126%, 2006                                                           861,853
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,601,306
-------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $6,585,051)                                                8,032,224
-------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--1.3%
             General Obligation--.5%
       925M  McKeesport Pennsylvania, 7.3%, 2020                                                          1,022,384
-------------------------------------------------------------------------------------------------------------------
             Housing--.8%
             Virginia State Housing Development Authority:
       800M    Series "A" 6.51%, 2019                                                                       850,056
       710M    Series "M" 7%, 2022                                                                          773,680
-------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $2,510,636)                                                          2,646,120
-------------------------------------------------------------------------------------------------------------------
             SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--.1%
       250M  Federal Home Loan Bank, 2.24%, 1/7/05
               (cost $249,907)                                                                              249,907
-------------------------------------------------------------------------------------------------------------------
             SHORT-TERM CORPORATE NOTES--2.7%
     1,350M  ChevronTexaco Funding Corp., 2.26%, 1/7/05                                                   1,349,491
     2,500M  International Business Machines Corp., 2.25%, 1/12/05                                        2,498,280
     1,750M  Toyota Motor Credit Corp., 2.29%, 1/6/05                                                     1,749,443
-------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $5,597,214)                                               5,597,214
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $197,163,956)                                      97.5%               203,462,363
Other Assets, Less Liabilities                                                       2.5                  5,245,059
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%              $208,707,422
===================================================================================================================


+ Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2004, the Investment Grade Fund held nine 144A securities with an aggregate value of $13,535,416 representing 6.5% of the Fund's net assets.

  At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $197,163,956. The gross unrealized appreciation and depreciation on securities was $8,504,922 and $2,206,515, respectively, with a net unrealized appreciation of $6,298,407.



Portfolio of Investments (unaudited)
FIRST INVESTORS FUND FOR INCOME, INC.
December 31, 2004
-------------------------------------------------------------------------------------------------------------------

 Principal
    Amount   Security                                                                                         Value
-------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS--93.2%
             Aerospace/Defense--3.2%
    $3,450M  Alliant Techsystems, Inc., 8.5%, 2011                                                       $3,795,000
             DRS Technologies, Inc.:
       900M    6.875%, 2013                                                                                 945,000
     4,350M    6.875%, 2013 +                                                                             4,567,500
     2,700M  GenCorp, Inc., 9.5%, 2013                                                                    3,024,000
             L-3 Communications Corp.:
     1,600M    7.625%, 2012                                                                               1,764,000
     3,600M    6.125%, 2014                                                                               3,726,000
     2,300M    5.875%, 2015 +                                                                             2,305,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                         20,127,250
-------------------------------------------------------------------------------------------------------------------
             Automotive--8.7%
     6,725M  Accuride Corp., 9.25%, 2008                                                                  6,859,500
             Asbury Automotive Group, Inc.:
     3,400M    9%, 2012                                                                                   3,587,000
     5,400M    8%, 2014                                                                                   5,373,000
     4,208M  Cambridge Industries Liquidating Trust ++ **                                                     8,417
             Collins & Aikman Products Co.:
     3,750M    10.75%, 2011                                                                               3,843,750
     6,750M    12.875%, 2012 +                                                                            5,864,063
     5,450M  Dana Corp., 9%, 2011                                                                         6,732,767
             Delco Remy International, Inc.:
     5,800M    11%, 2009                                                                                  6,206,000
     3,250M    9.375%, 2012                                                                               3,347,500
     2,500M  Special Devices, Inc., 11.375%, 2008                                                         2,450,000
       500M  Tenneco Automotive, Inc., 8.625%, 2014 +                                                       522,500
     4,693M  TRW Automotive, Inc., 9.375%, 2013                                                           5,467,345
     3,600M  United Components, Inc., 9.375%, 2013                                                        3,924,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         54,185,842
-------------------------------------------------------------------------------------------------------------------
             Chemicals--12.6%
       500M  Aventine Renewable Energy Holdings, Inc., 8.50125%, 2011 *** +                                 507,500
     3,175M  BCP Caylux Holding Lux SCA, 9.625%, 2014 +                                                   3,595,688
     3,500M  Equistar Chemicals LP, 10.625%, 2011                                                         4,077,500
       450M  Ethyl Corp., 8.875%, 2010                                                                      499,500
     3,500M  FMC Corp., 10.25%, 2009                                                                      4,033,750
     9,700M  HMP Equity Holdings Corp. Zero Coupon
                (effective yield 11.37%), 2008 ##                                                         6,462,625
             Huntsman, LLC:
     2,600M    11.625%, 2010                                                                              3,087,500
     4,250M    11.5%, 2012 +                                                                              5,046,875
     6,550M  Huntsman International LLC, 7.375%, 2015 +                                                   6,599,125
     7,000M  IMC Global, Inc., 10.875%, 2013                                                              8,785,000
             Lyondell Chemical Co.:
     1,000M    9.625%, 2007                                                                               1,105,000
     8,000M    10.875%, 2009                                                                              8,500,000
             Millennium America, Inc.:
       900M    7%, 2006                                                                                     940,500
     4,375M    9.25%, 2008                                                                                4,998,438
       250M  Nalco Co., 8.875%, 2013                                                                        275,625
       900M  Omnova Solutions, Inc., 11.25%, 2010                                                         1,017,000
     8,150M  Resolution Performance Products, LLC, 13.5%, 2010                                            8,903,875
     2,250M  Southern States Cooperative, Inc., 10.5%, 2010 +                                             2,317,500
     5,526M  Terra Capital, Inc., 11.5%, 2010                                                             6,327,270
       622M  Texas Petrochemicals Corp., 7.25%, 2009                                                        963,323
       592M  Westlake Chemical Corp., 8.75%, 2011                                                           671,920
-------------------------------------------------------------------------------------------------------------------
                                                                                                         78,715,514
-------------------------------------------------------------------------------------------------------------------
             Consumer Non-Durables--3.7%
     1,700M  Broder Brothers Co., 11.25%, 2010 +                                                          1,785,000
     4,000M  GFSI, Inc., 9.625%, 2007                                                                     3,900,000
             Levi Strauss & Co.:
     3,480M    11.625%, 2008                                                                              3,671,400
     3,500M    9.75%, 2015 +                                                                              3,482,500
     7,200M  Playtex Products, Inc., 9.375%, 2011                                                         7,722,000
     2,500M  Remington Arms Co., 10.5%, 2011                                                              2,425,000
       250M  Phillips Van-Heusen Corp., 8.125%, 2013                                                        272,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                         23,258,400
-------------------------------------------------------------------------------------------------------------------
             Energy--8.7%
     7,000M  Bluewater Finance, Ltd., 10.25%, 2012                                                        7,682,500
             Chesapeake Energy Corp.:
     4,500M    9%, 2012                                                                                   5,163,750
     1,800M    7.5%, 2014                                                                                 1,975,500
     5,050M  Compagnie Generale de Geophysique, 10.625%, 2007                                             5,334,063
     4,075M  Dresser, Inc., 9.375%, 2011                                                                  4,482,500
    13,750M  El Paso Production Holding Co., 7.75%, 2013                                                 14,471,875
     1,800M  Energy Partners, Ltd., 8.75%, 2010                                                           1,971,000
             Giant Industries, Inc.:
     6,289M    11%, 2012                                                                                  7,326,685
     2,600M    8%, 2014                                                                                   2,730,000
     1,000M  Hanover Compressor Co. Zero Coupon
               (effective yield 11.37%), 2007 ##                                                            875,000
       250M  Hornbeck Offshore Services Inc., 6.125%, 2014 +                                                252,500
     1,750M  Tesoro Petroleum Corp., 9.625%, 2008                                                         1,916,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                         54,181,623
-------------------------------------------------------------------------------------------------------------------
             Financial Services--3.4%
             Dow Jones CDX, High Yield:
    14,500M    Series 3-1, Trust 1, 7.75%, 2009 +                                                        14,925,938
     6,000M    Series 3-4, Trust 4, 10.5%, 2009 +                                                         6,138,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                         21,064,688
-------------------------------------------------------------------------------------------------------------------
             Food/Beverage/Tobacco--3.0%
             Land O'Lakes, Inc.:
     1,800M    9%, 2010                                                                                   1,980,000
     7,300M    8.75%, 2011                                                                                7,300,000
     6,150M  Merisant Co., 9.50%, 2013 +                                                                  5,504,250
     1,800M  Pierre Foods, Inc., 9.875%, 2012 +                                                           1,872,000
             Pilgrim's Pride Corp.:
     1,550M    9.625%, 2011                                                                               1,751,500
       150M    9.25%, 2013                                                                                  168,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                         18,576,500
-------------------------------------------------------------------------------------------------------------------
             Food/Drug--2.0%
             Great Atlantic & Pacific Tea Company, Inc.:
     2,610M    7.75%, 2007                                                                                2,596,950
     1,740M    9.125%, 2011                                                                               1,639,950
     4,000M  Ingles Markets, Inc., 8.875%, 2011                                                           4,300,000
     3,500M  Roundy's, Inc., 8.875%, 2012                                                                 3,841,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                         12,378,150
-------------------------------------------------------------------------------------------------------------------
             Forest Products/Containers--3.3%
     9,300M  AEP Industries, Inc., 9.875%, 2007                                                           9,509,250
     1,250M  Pliant Corporation, 0%-11.125%, 2009 #                                                       1,160,938
     4,300M  Stone Container Corp., 9.75%, 2011                                                           4,730,000
             Tekni-Plex, Inc.:
     3,625M    12.75%, 2010                                                                               3,461,875
     2,000M    8.75%, 2013 +                                                                              2,000,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         20,862,063
-------------------------------------------------------------------------------------------------------------------
             Gaming/Leisure--3.2%
     4,250M  Circus & Eldorado/Silver Legacy, 10.125%, 2012                                               4,643,125
       500M  Herbst Gaming, Inc., 8.125%, 2012                                                              537,500
     1,800M  Isle of Capri Casinos, Inc., 7%, 2014                                                        1,845,000
     3,000M  John Q. Hammons Hotels, LP, 8.875%, 2012                                                     3,405,000
             Park Place Entertainment Corp.:
     3,500M    9.375%, 2007                                                                               3,867,500
     5,000M    7%, 2013                                                                                   5,537,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                         19,835,625
-------------------------------------------------------------------------------------------------------------------
             Health Care--7.1%
       450M  Alliance Imaging Inc., 7.25%, 2012 +                                                           460,125
     4,000M  Encore Medical IHC, Inc., 9.75%, 2012 +                                                      4,060,000
       755M  Fisher Scientific International, Inc., 8.125%, 2012                                            841,825
     4,400M  Genesis Health Ventures, Inc., 9.75%, 2005 ++ **                                                 2,750
     4,350M  HCA, Inc., 5.25%, 2008                                                                       4,379,110
     4,000M  Insight Health Services Corp., 9.875%, 2011                                                  4,060,000
       500M  Medex, Inc., 8.875%, 2013                                                                      585,000
     4,500M  MedQuest, Inc., 11.875%, 2012                                                                5,310,000
     2,800M  Owens & Minor, Inc., 8.5%, 2011                                                              3,101,000
     3,600M  PerkinElmer, Inc., 8.875%, 2013                                                              4,122,000
     1,725M  Quintiles Transnational Corp., 10%, 2013                                                     1,940,625
     3,500M  Rotech Healthcare, Inc., 9.5%, 2012                                                          3,867,500
    12,400M  Tenet Healthcare Corp., 6.375%, 2011                                                        11,563,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         44,292,935
-------------------------------------------------------------------------------------------------------------------
             Housing--2.4%
     4,050M  Integrated Electrical Services, Inc., 9.375%, 2009                                           3,827,250
     2,700M  Nortek, Inc., 8.5%, 2014 +                                                                   2,835,000
     5,000M  Ply Gem Industries, Inc., 9%, 2012                                                           5,100,000
     2,700M  William Lyon Homes, Inc., 10.75%, 2013                                                       3,047,625
-------------------------------------------------------------------------------------------------------------------
                                                                                                         14,809,875
-------------------------------------------------------------------------------------------------------------------
             Information Technology--.3%
     3,000M  Exodus Communications, Inc., 10.75%, 2009 ++ **                                                  1,875
             Iron Mountain, Inc.:
     1,000M    8.625%, 2013                                                                               1,067,500
     1,000M    6.625%, 2016                                                                                 937,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,006,875
-------------------------------------------------------------------------------------------------------------------
             Investment/Finance Companies--1.6%
     1,898M  Finova Group, Inc., 7.5%, 2009                                                                 939,510
     3,400M  General Motors Acceptance Corp., 4.5%, 2006                                                  3,403,318
     5,500M  LaBranche & Co., Inc., 11%, 2012                                                             5,940,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,282,828
-------------------------------------------------------------------------------------------------------------------
             Manufacturing--3.3%
       750M  Coleman Cable, Inc., 9.875%, 2012 +                                                            800,625
             Columbus McKinnon Corp.:
     7,900M    8.5%, 2008                                                                                 7,979,000
       500M    10%, 2010                                                                                    565,000
     1,800M  Eagle-Picher Industries, Inc., 9.75%, 2013                                                   1,809,000
     2,500M  Itron, Inc., 7.75%, 2012 +                                                                   2,556,250
     6,000M  Wolverine Tube, Inc., 10.5%, 2009                                                            6,570,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         20,279,875
-------------------------------------------------------------------------------------------------------------------
             Media-Broadcasting--2.6%
       650M  Block Communications, Inc., 9.25%, 2009                                                        711,750
     5,000M  Nexstar Finance Holding LLC, 0%-11.375%, 2013 #                                              3,975,000
       450M  Nexstar Finance, Inc., 7%, 2014                                                                447,750
     3,000M  Sinclair Broadcasting Group, Inc., 8.75%, 2011                                               3,281,250
             Young Broadcasting Corp.:
     2,920M    10%, 2011                                                                                  3,131,700
     4,900M    8.75%, 2014                                                                                4,961,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                         16,508,700
-------------------------------------------------------------------------------------------------------------------
             Media-Cable TV--11.2%
     5,275M  Adelphia Communications Corp., 10.25%, 2011 ++                                               5,367,313
     6,250M  Atlantic Broadband Finance, LLC, 9.375%, 2014 +                                              6,078,125
    18,000M  Cablevision Systems Corp., 8%, 2012 +                                                       19,305,000
             Charter Communications Holdings, LLC:
     8,500M    10%, 2009                                                                                  7,692,500
     1,000M    10.75%, 2009                                                                                 915,000
     2,000M    10.25%, 2010                                                                               1,765,000
     7,250M    0%-11.75%, 2011 #                                                                          5,365,000
     2,000M    8%, 2012 +                                                                                 2,090,000
     5,476M  Loral Cyberstar, Inc., 10%, 2006 ++                                                          4,189,140
             Mediacom LLC/Mediacom Capital Corp.:
     6,500M    8.5%, 2008                                                                                 6,662,500
     4,000M    7.875%, 2011                                                                               3,940,000
     2,000M    9.5%, 2013                                                                                 2,017,500
     4,300M  Quebecor Media, Inc., 11.125%, 2011                                                          4,934,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                         70,321,328
-------------------------------------------------------------------------------------------------------------------
             Media-Diversified--2.4%
     5,200M  Cenveo, Inc., 7.875%, 2013                                                                   4,862,000
     1,500M  R.H. Donnelley Financial Corp., 10.875%, 2012 +                                              1,788,750
             Six Flags, Inc.:
     2,500M    8.875%, 2010                                                                               2,543,750
     1,800M    9.625%, 2014                                                                               1,818,000
     3,400M  Universal City Development Partners, Ltd., 11.75%, 2010                                      4,033,250
       250M  Universal City Florida, 7.2%, 2010 *** +                                                       261,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                         15,307,000
-------------------------------------------------------------------------------------------------------------------
             Metals/Mining--.3%
     1,840M  Euramax International, Inc., 8.5%, 2011                                                      1,973,400
     3,000M  Murrin Murrin Holdings Property, Ltd., 9.375%, 2007 ++ **                                           --
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,973,400
-------------------------------------------------------------------------------------------------------------------
             Retail-General Merchandise--.8%
     1,000M  General Nutrition Centers, Inc., 8.5%, 2010                                                    950,000
     4,000M  Michaels Stores, Inc., 9.25%, 2009                                                           4,306,280
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,256,280
-------------------------------------------------------------------------------------------------------------------
             Services--5.3%
             Allied Waste NA, Inc.:
     3,450M    5.75%, 2011                                                                                3,260,250
     2,700M    9.25%, 2012                                                                                2,936,250
     1,800M    7.875%, 2013                                                                               1,854,000
     6,000M    7.375%, 2014                                                                               5,775,000
     5,350M  Hydrochem Industrial Services, Inc., 10.375%, 2007                                           5,416,875
     1,000M  IESI Corp., 10.25%, 2012                                                                     1,175,000
     4,535M  Kindercare Learning Centers, Inc., 9.5%, 2009                                                4,574,681
             United Rentals, Inc.:
     5,000M    6.5%, 2012                                                                                 4,900,000
     3,600M    7%, 2014                                                                                   3,384,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         33,276,056
-------------------------------------------------------------------------------------------------------------------
             Telecommunications--.0%
     6,050M  E. Spire Communications, Inc., 13%, 2005 ++                                                        605
     2,400M  ICG Services, Inc., 10%, 2008 ++ **                                                              1,500
             XO Communications, Inc.:
     7,000M    12.5%, 2006 ++ **                                                                              4,375
     2,750M    9.45%, 2008 ++ **                                                                              1,719
-------------------------------------------------------------------------------------------------------------------
                                                                                                              8,199
-------------------------------------------------------------------------------------------------------------------
             Transportation--.9%
     2,700M  General Maritime Corp., 10%, 2013                                                            3,118,500
       500M  Great Lakes Dredge & Dock Corp., 7.75%, 2013                                                   457,500
     1,750M  Overseas Shipholding Group, Inc., 8.25%, 2013                                                1,955,625
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,531,625
-------------------------------------------------------------------------------------------------------------------
             Utilities--.2%
     5,500M  AES Drax Energy, Ltd., 11.5%, 2010 ++                                                           55,000
     1,000M  Pacific Energy Partners, LP, 7.125%, 2014                                                    1,070,000
       250M  Reliant Energy, Inc., 6.75%, 2014                                                              249,688
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,374,688
-------------------------------------------------------------------------------------------------------------------
             Wireless Communications--3.0%
     5,000M  Crown Castle International Corp., 9.375%, 2011                                               5,625,000
     5,000M  Nextel Communications, Inc., 5.95%, 2014                                                     5,200,000
             Triton Communications, LLC:
     3,500M    8.75%, 2011                                                                                2,782,500
     6,100M    9.375%, 2011                                                                               4,910,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                         18,518,000
-------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $581,400,986)                                                      582,933,319
-------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS--2.1%
             Automotive--.1%
    37,387  *Safelite Glass Corp., Class "B" + **                                                           186,935
     2,523   Safelite Realty Corp.  **                                                                           25
-------------------------------------------------------------------------------------------------------------------
                                                                                                            186,960
-------------------------------------------------------------------------------------------------------------------
             Chemicals--.4%
   181,689  *Texas Petrochemicals Corp.                                                                   2,371,041
    14,634  *Texas Petrochemicals Corp **                                                                   143,230
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,514,271
-------------------------------------------------------------------------------------------------------------------
             Consumer Non-Durables--.0%
    25,200  *Worldtex, Inc.  **                                                                                 252
-------------------------------------------------------------------------------------------------------------------
             Food/Drug--.2%
   111,700   Ingles Markets, Inc.                                                                         1,383,963
-------------------------------------------------------------------------------------------------------------------
             Media-Cable TV--.2%
    41,221  *Echostar Communications Corp., Class "A"                                                     1,370,186
-------------------------------------------------------------------------------------------------------------------
             Telecommunications--1.2%
   276,135  *RCN Corp. +                                                                                  6,378,714
     9,515  *RCN Corp. + **                                                                                 219,797
    35,876  *TelCove + **                                                                                   905,000
     2,533  *Viatel Holding (Bermuda), Ltd.                                                                   3,040
    18,224  *World Access, Inc.                                                                                  15
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,506,566
-------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $23,073,867)                                                          12,962,198
-------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS--.9%
    $5,000M  U.S. Treasury Notes, 7%, 2006 (cost $5,330,156)                                              5,302,735
-------------------------------------------------------------------------------------------------------------------
             WARRANTS--.0%
             Aerospace/Defense--.0%
     3,000  *DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) +                                                30
-------------------------------------------------------------------------------------------------------------------
             Automotive--.0%
             Safelite Glass Corp.:
     91,625 *Class "A" (expiring 9/29/06) + **                                                                  916
     61,084 *Class "B" (expiring 9/29/07) + **                                                                  611
-------------------------------------------------------------------------------------------------------------------
                                                                                                              1,527
-------------------------------------------------------------------------------------------------------------------
             Media-Cable TV--.0%
    54,020  *Loral Cyberstar, Inc. (expiring 12/26/06)                                                          540
-------------------------------------------------------------------------------------------------------------------
             Telecommunications--.0%
     3,500  *GT Group Telecom, Inc. (expiring 2/1/10) + **                                                       --
     5,600  *Powertel, Inc. (expiring 2/1/06)  **                                                           263,455
-------------------------------------------------------------------------------------------------------------------
                                                                                                            263,455
-------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,065,950)                                                                   265,552
-------------------------------------------------------------------------------------------------------------------
             PREFERRED STOCKS--.0%
             Consumer Non-Durables
     7,714  *Worldtex, Inc. 12%, 2004 (cost $527,884)  **                                                        77
-------------------------------------------------------------------------------------------------------------------
             SHORT-TERM CORPORATE NOTES--1.4%
    $4,000M  ChevronTexaco Corp., 2.26%, 1/7/05                                                           3,998,493
     5,000M  International Business Machines Corp., 2.25%, 1/12/05                                        4,996,560
-------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $8,995,053)                                               8,995,053
-------------------------------------------------------------------------------------------------------------------
             SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--.3%
     2,000M  Federal Home Loan Bank, 2.24%, 1/7/05 (cost $1,999,253)                                      1,999,253
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $626,393,149)                                           97.9%          612,458,187
Other Assets, Less Liabilities                                                            2.1            12,890,407
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%         $625,348,594
===================================================================================================================

  + Security exempt from registration under Rule 144A of the Securities
    Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December
    31, 2004, the Fund held thirty-five 144A securities with an aggregate value of $115,214,567 representing 18.4% of the Fund's net assets.

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Directors. At December 31,
    2004, the Income Fund held eighteen securities that were fair valued by its Valuation Committee with an aggregate value of $1,477,479 representing 2.4% of the Fund's net assets.

*** Interest rates on Adjustable Rate Bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on December 31, 2004.

  # Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated future date).

 ## Zero coupon bond reflecting effective yield on the date of purchase.

    At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $626,393,149. The gross unrealized appreciation and depreciation on securities was $42,583,936 and $56,518,898, respectively, with a net unrealized depreciation of $13,934,962.


FOOTNOTES

Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's Board of Directors/Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  February 28, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  February 28, 2005